Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,600,000,000	2,600,000,000
Common Stock, Shares Issued	139,223,524	100,200,000
Common Stock, Shares Outstanding	139,223,524	100,200,000
Preferred Stock, Class A [Member]
Preferred Stock, Par Value	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	1,800,000	1,800,000
Preferred Stock, Shares Issued	1,800,000	1,800,000
Preferred Stock, Shares Outstanding	1,800,000	1,800,000
Percentage of Preferred Stock, Par Value	10.00%
Preferred Stock, Class B [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,400,000,000	1,400,000,000
Preferred Stock, Shares Issued	1,400,000,000	1,400,000,000
Preferred Stock, Shares Outstanding	1,400,000,000	1,400,000,000
Preferred Stock, Class C [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	125,000	125,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0